united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30

Date of reporting period: 9/30/16

Item 1. Schedule of Investments.

The Giralda Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Value
	EXCHANGE TRADED FUNDS - 25.1%
	EQUITY FUNDS - 25.1%
7,000	ProShares Ultra S&P500	$ 496,790
	TOTAL EXCHANGE TRADED FUNDS (Cost - $501,254)	496,790

	SHORT-TERM INVESTMENTS - 25.9%
	MONEY MARKET FUND - 25.9%
513,551	BlackRock Liquidity Funds FedFund Portfolio - Institutional Class - 0.34% +	513,551
	TOTAL SHORT-TERM INVESTMENTS (Cost - $513,551)

	TOTAL INVESTMENTS (Cost - $1,014,805) (a) - 51.0%	$ 1,010,341
	CASH AND OTHER ASSETS LESS LIABILITIES - 49.0%	969,163
	NET ASSETS - 100.0%	$ 1,979,504

+ Money Market Fund; Interest rate reflects seven-day effective yield on September 30, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,014,805 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	(4,464)
	Net Unrealized Depreciation:	$ (4,464)

Giralda Risk-Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares			Value
SHORT-TERM INVESTMENTS - 99.8%
MONEY MARKET FUND - 99.8%
7,509,922	Short-Term Investments Trust -STIC Prime Portfolio - Private Class - 0.21% +		$ 7,509,922
TOTAL SHORT-TERM INVESTMENTS (Cost - $7,509,922)

	TOTAL INVESTMENTS (Cost - $7,509,922) (a) - 99.8%		$ 7,509,922
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.2%		12,912
	NET ASSETS - 100.0%		$ 7,522,834

+ Money Market Fund; Interest rate reflects seven-day effective yield on September 30, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,743,920 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ -
		Unrealized Depreciation:	(233,998)
		Net Unrealized Depreciation:	$ (233,998)

The Giralda Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds.

Giralda Risk-Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for the Fund's assets measured at fair value:

The Giralda Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 496,790	$ -	$ -	$ 496,790
Short-Term Investments	513,551	-	-	513,551
Total	$ 1,010,341	$ -	$ -	$ 1,010,341

Giralda Risk-Managed Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 7,509,922	$ -	$ -	$ 7,509,922
Total	$ 7,509,922	$ -	$ -	$ 7,509,922

The Funds did not hold any Level 3 securities during the period.
There were no transfers into and out of Level 1 and 2 during the current period presented.
It is the Funds' policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Underlying Investment in Other Investment Companies - The Giralda Fund currently seeks to achieve its investment objective by investing a portion of its assets in the ProShares Ultra S&P 500 ("ProShares") and BlackRock Liquidity Funds-FedFund Portfolio ("FedFund"). The Fund may redeem its investments from ProShares and FedFund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Giralda Fund may be directly affected by the performance of the ProShares and FedFund. The annual report of the ProShares and FedFund, along with the report of the independent registered public accounting firm is included in the ProShares and FedFund N-CSR's available at "www.sec.gov". As of September 30, 2016, the percentage of The Giralda Fund's net assets invested in the ProShares and FedFund was 25.1% and 25.9%.

The Giralda Risk-Managed Growth Fund currently seeks to achieve its investment objective by investing a portion of its assets in the Short-Term Investments Trust-STIC Prime Portfolio ("STIC"). The Fund may redeem its investments from STIC at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Giralda Risk-Managed Growth Fund may be directly affected by the performance of STIC. The annual report of the STIC, along with the report of the independent registered public accounting firm is included in STIC N-CSR's available at "www.sec.gov". As of September 30, 2016, the percentage of the Fund's net assets invested in STIC was 99.8%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 11/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 11/25/16

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Principal Financial Officer/Treasurer

Date 11/25/16